Share Capital - Summary of Beneficial Shareholders (Detail)	12 Months Ended
Dec. 31, 2018 shares
Government Employees Pension Fund [member]
Disclosure of beneficial ownership [line items]
Number of shares	53,726,997
Percentage of issued ordinary shares	6.48%
VanEck Vectors Gold Miners ETF [member]
Disclosure of beneficial ownership [line items]
Number of shares	52,395,279
Percentage of issued ordinary shares	6.32%